Consolidated Balance Sheets - USD ($)	Jul. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
ASSETS
Cash	$ 285,175	$ 741,538	$ 3,626,983
Restricted Cash			750,000
Accounts Receivable, Net	79,302	73,537	127,482
Inventory	187,829	280,138	118,005
Prepaid Expense	111,304	140,759	13,978
Prepaid project costs	159,618	217,747
Deferred Offering Costs	2,484,210	1,482,422
Total Current Assets	3,307,438	2,936,141	4,636,448
Goodwill	3,608,949	3,608,949	4,523,040
Intangible Assets, Net	1,278,599	1,377,401	1,509,136
Property and Equipment, Net	361,353	351,940	115,182
Patents, Net	38,283	8,390	8,390
Right of Use Asset – Operating Lease	510,745	277,381	332,997
Other Assets	17,098	13,860	3,920
Total Assets	9,122,465	8,574,062	11,129,113
LIABILITIES
Accounts Payable		604,606	59,534
Deferred Revenue	685,005	650,000	500,000
Revolving Line of Credit			58,596
2021 Series Convertible Notes Payable – Related Party	480,000
Current Maturities of Capital Lease Obligations	66,403	62,979	52,362
Current Maturities of Operating Lease Obligations	125,863	50,055	58,625
Total Current Liabilities	4,076,228	2,539,675	1,423,446
Capital Lease Obligations, Net of Current Portion	28,756	78,955	74,826
Operating Lease Obligation, Net of Current Portion	384,882	227,326	274,372
Unsecured 6% Note Payable – Related Party	767,288	767,288	767,288
Unsecured 4% Note Payable – Related Party	1,221,958	1,221,958	1,221,958
2021 Series Convertible Notes Payable – Related Party		480,000	800,000
Senior Convertible Note Payable			3,000,000
2022 Series Convertible Notes Payable	200,000	200,000
2023 Series Convertible Notes Payable - Stock Settled, Net	337,840
2023 Series B Convertible Notes Payable – Stock Settled, Net	404,306
Derivative/Warrant Liability	937,758
Long Term Accrued Interest Payable	55,156	3,205	17,781
Long Term Accrued Interest Payable – Related Party	308,757	219,815	94,916
Total Long-Term Liabilities	4,646,701	3,198,547	6,251,141
Total Liabilities	8,722,929	5,738,222	7,674,587
STOCKHOLDERS’ EQUITY
Preferred Stock, 5,000,000 Shares Authorized, par value $0.001; Series A Convertible Preferred Stock, 250,000 Shares Authorized, 0 and 0 Outstanding, respectively			136
Common stock, 19,230,770 Shares Authorized, par value $0.001, 4,430,545 and 4,430,545 Outstanding, respectively	4,430	4,430	3,705
Additional Paid in Capital	26,675,031	25,634,826	19,394,052
Less Treasury Stock	(84,000)	(84,000)	(84,000)
Accumulated Deficit	(26,195,925)	(22,719,416)	(15,859,367)
Total Stockholders’ Equity	399,536	2,835,840	3,454,526
Total Liabilities and Stockholders’ Equity	9,122,465	8,574,062	11,129,113
Nonrelated Party [Member]
LIABILITIES
Accounts Payable	1,800,891	604,606
Accrued Liabilities	906,777	939,523	522,182
Related Party [Member]
LIABILITIES
Accounts Payable	11,289
Accrued Liabilities		$ 232,512	$ 172,147